Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Machinery and electronic equipment	197,777	290,356
Transportation vehicles	5,654	4,225
Office and other equipment	20,614	21,613
Leasehold improvements	44,747	54,640
Construction in progress	7,938	14,747
Property and equipment	276,730	385,581
Less: accumulated depreciation	(148,653)	(215,021)
Less: impairment	(7,292)	(10,261)
Property and equipment, net	120,785	160,299

Schedule of depreciation expenses of property and equipment
Depreciation on property and equipment was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,022	544	4,454
Selling, general and administrative expenses	31,931	29,914	18,599
Research and development expenses	17,574	23,501	33,738
Total depreciation expenses	50,527	53,959	56,791

Impairment loss on obselete and damaged equipment of property and equiment
Impairment loss on obsolete and damaged equipment of property and equipment was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, general and administrative expenses	—	454	—
Research and development expenses	—	6,838	1,039
Total impairment loss	—	7,292	1,039